Bank Indebtedness	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Bank Indebtedness

18.	BANK INDEBTEDNESS
The Company increased its traditional asset-based revolving credit facility (“Revolving Credit Facility”) from US $300.0 million to US $375.0 million on September 12, 2025, maturing May, 2028. The Revolving Credit Facility is secured by substantially all of the Company’s assets. Under the General Security Agreement, the Revolving Credit Facility has a priority claim on the accounts receivable and the inventories of the Company and the rest of the Company’s assets. The Revolving Credit Facility contains a customary springing fixed charge coverage ratio when availability falls below a certain ratio. The interest rate on the Revolving Credit Facility is based on Secured Overnight Financing Rate (“SOFR”) plus a credit spread adjustment of 10 basis points plus an applicable margin, which varies depending on usage.
At December 31, 2025, the Company had drawn $170.2 million (US $124.2 million), and there was $194.5 million (US $141.9 million) of unused availability after taking into account $66.1 million (US $48.2 million) of outstanding letters of credit, and borrowing base reserves. At December 31, 2024, the Company had drawn $0.4 million (US $0.3 million), and there was $361.8 million (US $251.4 million) of unused availability after taking into account $69.5 million (US $48.3 million) of outstanding letters of credit and borrowing base reserves.
Transaction costs related to the Revolving Credit Facility amounted to $8.7 million. Transaction costs are disclosed as other non-current
assets in the consolidated statements of financial position, and have been amortized on a straight-line basis over the life of this facility, which has a maturity date of May 31, 2028. At December 31, 2025, the unamortized transaction costs related to the Revolving Credit Facility were $0.8 million (December 31, 2024 - $1.1 million).
Reconciliation of liabilities arising from financing activities
The changes in the Company’s bank indebtedness for the year ended December 31, 2025 and nine month period ended December 31, 2024 arising from financing activities are presented below:

Balance at March 31, 2024	$0.3

Revolving Credit Facility drawn	3.0

Repayment of Revolving Credit Facility	(2.9)

Balance at December 31, 2024	$0.4

Revolving Credit Facility drawn	213.9

Repayment of Revolving Credit Facility	(42.4)

Foreign exchange	(1.7)

Balance at December 31, 2025	$170.2